ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	$ 278,832,589
Assets at the end of the period	322,895,870	$ 278,832,589
Banco de Bogota S.A.
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	175,019,580
Assets at the end of the period	208,268,384	175,019,580
Banco Popular S.A.
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	25,117,577
Assets at the end of the period	27,394,731	25,117,577
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	35,966,905
Assets at the end of the period	45,573,523	35,966,905
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	4,331,854
Additions	257,457
Assets at the end of the period	5,144,928	4,331,854
Recurring fair value measurement | Level 3 of fair value hierarchy | Fiduciaria Popular S.A.
Disclosure of fair value measurement of assets [line items]
Additions	250,768
Recurring fair value measurement | Level 3 of fair value hierarchy | Multi Financial Group Inc [member]
Disclosure of fair value measurement of assets [line items]
Additions	6,689
Financial Assets In Concession [Member] | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	2,706,030	2,488,414	$ 2,282,611
Valuation adjustment with an effect on income	252,355	217,616	205,803
Assets at the end of the period	2,958,385	2,706,030	2,488,414
Debt securities | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	26,292,207
Assets at the end of the period	33,754,734	26,292,207
Debt securities | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	10,102	13,733	19,602
Valuation adjustment with an effect on income	(1,390)	(3,018)	(5,119)
Valuation adjustments with an effect on OCI	(1,772)
Additions	99,094
Sales/redemptions	(10,685)	(613)	(750)
Assets at the end of the period	95,349	10,102	13,733
Equity securities | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	4,851,213
Assets at the end of the period	6,639,029	4,851,213
Equity securities | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	582,299	560,313	25,341
Adoption IFRS 9			102,214
Valuation adjustment with an effect on income	313,139	18,721	9,207
Valuation adjustments with an effect on OCI	6,960	3,101	1,426
Reclassification	108		25,989
Additions	257,457	238	396,136
Sales/redemptions		(74)
Assets at the end of the period	1,159,963	582,299	560,313
Biological assets [member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	104,857
Assets at the end of the period	122,675	104,857
Biological assets [member] | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	104,857	84,206	66,139
Valuation adjustment with an effect on income	15,021	18,914	20,606
Reclassification			(96)
Additions	21,285	20,559	20,900
Sales/redemptions	(18,488)	(18,822)	(23,343)
Assets at the end of the period	122,675	104,857	84,206
Investment property [member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	928,566
Assets at the end of the period	808,556	928,566
Investment property [member] | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	928,566	836,324	783,794
Valuation adjustment with an effect on income	(46,924)	19,597	39,415
Valuation adjustments with an effect on OCI	9,014	5,288
Transfers to non-current assets held for sale	4,323	21,722	19,719
Reclassification	11,685	(2,078)	10,780
Business combination	10,164
Effect of movements in exchange rates	(700)
Additions	37,533	116,702	61,300
Sales/redemptions	(145,105)	(68,989)	(78,684)
Assets at the end of the period	$ 808,556	$ 928,566	$ 836,324